Warrants to Purchase Common Stock (Details) - $ / shares	Dec. 31, 2024	Jun. 30, 2024	May 31, 2023
Warrants to Purchase Common Stock [Line Items]
Issued warrants			85,653
Warrant term	5 years	5 years
Exercise price		$ 3
Warrant [Member]
Warrants to Purchase Common Stock [Line Items]
Exercise price	$ 3